Expenses by nature and function (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 50,388	$ 50,535	$ 79,815
General And Administration [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	19,022	19,899	25,749
Customer Service And Operations [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	11,359	11,351	15,900
Marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	4,105	3,379	11,448
Technology And Development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 15,902	$ 15,906	$ 26,718